CONSTRUCTION IN PROGRESS - AGING OF CAPITALIZED EXPLORATORY WELL COSTS BASED ON THE DRILLING COMPLETION DATE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalised exploratory well costs	¥ 11,129	¥ 8,961	¥ 7,296
Geological and geophysical costs	3,166	4,024	3,511
Within one year
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalised exploratory well costs	10,586	7,794	3,467
Over one year
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalised exploratory well costs	¥ 543	¥ 1,167	¥ 3,829